Note 18 - Other Charges	12 Months Ended
Jan. 31, 2014
Other Charges [Abstract]
Other Charges [Text Block]
Note 18 - Other Charges

Other charges are comprised of executive retirement charges, restructuring initiatives which have been undertaken from time to time under various restructuring plans, and acquisition-related costs. Acquisition-related costs primarily include advisory services, brokerage services and administrative costs, and relate to completed and prospective acquisitions.

Other charges included in our consolidated statements of operations are as follows:

	January 31, 2014	January 31, 2013	January 31, 2012
Executive retirement charges	3,313	-	-
Acquisition-related costs	1,308	1,405	1,599
Fiscal 2014 restructuring plan	1,904	-	-
Prior years’ restructuring plans	(13)	959	532
	6,512	2,364	2,131

Executive Retirement Charges

In the fourth quarter of 2014, we expensed $3.3 million related to the retirement of the former Chairman and CEO. At January 31, 2014, $2.0 million remains payable relating to this charge.

Fiscal 2014 Restructuring Plan

In the second quarter of 2014, management approved and began to implement the fiscal 2014 restructuring plan to reduce operating expenses and increase operating margins. To date $1.9 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan has expected remaining workforce costs of $0.1 million to be expensed in 2015.

The following table shows the changes in the restructuring provision for the fiscal 2014 restructuring plan.

	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2013	-	-	-	-
Accruals and adjustments	1,740	145	19	1,904
Cash draw downs	(1,688)	(49)	(19)	(1,756)
Balance at January 31, 2014	52	96	-	148

Prior Years’ Restructuring Plans

In prior years, management approved and began to implement certain restructuring plans to reduce operating expenses and increase operating margins. As at January 31, 2014, a balance of less than $0.1 million remains payable related to workforce reduction charges.